Prospectus Supplement dated August 20, 2018
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® FlexChoice Select Variable Annuity	45307 CD (4/18)/ April 30, 2018	274320 J (4/13)/ April 29, 2013
2.	RiverSource ® Innovations Select Variable Annuity	45304 CD (4/18)/ April 30, 2018	45313 P (4/13)/ April 29, 2013
3.	RiverSource ® Signature Select Variable Annuity	45300 CD (4/18)/ April 30, 2018
4.	RiverSource ® Builder Select Variable Annuity	45303 CD (4/18)/ April 30, 2018
5.	RiverSource ® Signature One Select Variable Annuity	45301 CD (4/18)/ April 30, 2018
6.	RiverSource ® AccessChoice Select Variable Annuity	273416 CD (4/18)/ April 30, 2018
7.	RiverSource ® Endeavor Select Variable Annuity	273417 CD (4/18)/ April 30, 2018	273480 R (4/13)/ April 29, 2013
8.	Evergreen New Solutions Select Variable Annuity	45308 CD (4/18)/ April 30, 2018
9.	Evergreen Pathways Select Variable Annuity	45309 CD (4/18)/ April 30, 2018
10.	RiverSource ® Innovations Classic Select Variable Annuity	45312 CD (4/18)/ April 30, 2018
11.	Wells Fargo Advantage Choice Select Variable Annuity	45305 CD (4/18)/ April 30, 2018
12.	Wells Fargo Advantage Select Variable Annuity	45302 CD (4/18)/ April 30, 2018
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.
This supplement describes changes to the fees under certain optional living benefit riders.
Effective October 16, 2018, the fees for the Accumulation Protector Benefit rider are changed for elective step-up (including elective spousal continuation step-up) requests.
The following changes are made to the prospectuses listed in the table above:
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1.	For products 1-4 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees and fees for elective step-up (including elective spousal continuation step-up) requests in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:
Expense Summary — Optional Living Benefits
Accumulation Protector Benefit rider fee
Current Contract (applications signed on or after Nov. 30, 2009):
For applications signed:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 10/20/2012
05/03/2010 – 07/18/2010	1.75%	0.95%
07/19/2010 –10/03/2010	1.75%	1.10%
10/04/2010 – 12/31/2010	1.75%	1.50%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 10/20/2012 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
10/20/2012 – 11/ 17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 and later	1.40%	1.00%
Accumulation Protector Benefit rider fee
Original Contract (applications signed prior to Nov. 30, 2009):
Contract purchase date:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 04/29/2013
Prior to 01/26/2009	1.75%	0.55%
01/26/2009 – 05/31/2009	1.75%	0.80%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 04/29/2013 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
04/29/2013 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 and later	1.40%	1.00%

2.	For products 5 -7 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current fees and fees for elective step-up (including elective spousal continuation step-up) requests in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:
Expense Summary — Optional Living Benefits
Accumulation Protector Benefit rider fee
Contract purchase date:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 04/29/2013
Prior to 01/26/2009	1.75%	0.55%
01/26/2009 – 05/31/2009	1.75%	0.80%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 04/29/2013 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
04/29/2013 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 and later	1.40%	1.00%
3.	For products 8-12 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing fees for elective step-up (including elective spousal continuation step-up) requests in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:
Expense Summary — Optional Living Benefits
Accumulation Protector Benefit rider fee
Accumulation Protector Benefit® rider fee	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 04/29/2013
	1.75%	0.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 04/29/2013 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
04/29/2013 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 and later	1.40%	1.00%
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
45307-17 A (8/18)
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